Employee Benefit Arrangements - Expected Future Contributions and Benefit Payments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions, next fiscal year	$ 53.5
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Expected contributions, next fiscal year	$ 4.7